Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Kenneth L. Greenberg

KGreenberg@stradley.com

215.564.8149

August 2, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-9303

Re:	Franklin ETF Trust (“FETFT”)

(File Nos. 333-186504 and 811-22801),

Franklin Templeton ETF Trust (“FTETFT”)

(File Nos. 333-208873 and 811-23124),

Franklin Templeton Trust (“FTT”)

(File Nos. 333-233596 and 811-23471),

Legg Mason ETF Investment Trust (“LMETFIT”),

(File No. 333-206784 and 811-23096)

Legg Mason ETF Investment Trust II (“LMETFITII”)

(File Nos. 333-234497 and 811-23487)

Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing electronically via the EDGAR system, on behalf of the five above-referenced registrants (together, the “Registrants”), pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Notice of Special Joint Meeting of Shareholders, a copy of the preliminary proxy statement, and forms of proxy card to be used in connection with a special joint meeting of shareholders (the “Meeting”) of each series of each Registrant (together, the “Funds”).

The Meeting is anticipated to be held in October 2024. Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about August 16, 2024.

As described in the preliminary proxy statement, among the items to be considered by shareholders of the Funds at the Meeting are:

Pennsylvania • New Jersey • Delaware • DC • New York • Illinois • California

A Pennsylvania Limited Liability Partnership

U.S. Securities and Exchange Commission

Filing Desk

August 2, 2024

1.	To elect a Board of Trustees of FETFT, FTETFIT, FTT, LMETFIT and LMETFITII.

2.	For Royce Quant Small-Cap Quality Value ETF of LMETFIT - to approve changes to the current fundamental investment policy regarding industry concentration.

3.	For each Fund that is a series of LMETFIT only - to approve the use of a “manager of managers” structure whereby each Fund’s investment manager would be able to hire and replace both affiliated and unaffiliated subadvisers without shareholder approval.

Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8149 or, in my absence, to Alessandra Maccarone, Esq. at (215) 564-8545.

Sincerely yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.